13. SHAREHOLDERS' EQUITY: Schedule of changes in warrants (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of changes in warrants

	Year ended December 31, 2019		Year ended December 31, 2018		Year ended December 31, 2017
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Beginning Balance	13,852,264	$0.28	8,381,326	$0.20	-	-
Warrants issued	6,852,400	$0.15	8,446,438	$0.33	10,655,326	$0.20
Expired/Cancelled	-	-	-	-	-	-
Exercised	-	-	(2,975,500)	$0.20	(2,274,000)	$0.20
Outstanding	20,704,664	$0.24	13,852,264	$0.28	8,381,326	$0.20